Schedule of the Operating Leases Related Assets and Liabilities (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Leases
Operating lease ROU assets, net	$ 776,261	$ 6,041,643	$ 5,496,985
Operating lease liabilities – current	253,969	1,976,643	1,935,187
Operating lease liabilities – non-current	$ 454,881	3,540,340	3,004,974
Operating Lease, Liability		$ 5,516,983	$ 4,940,161